Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Sales and other income	$ 2,737	$ 3,361
Product sales	2,705	3,325
Interest, dividends and other	32	36
Costs and expenses	4,625	2,227
Production costs	1,625	1,543
Exploration costs	154	163
Related party transactions	(10)	(9)
General and administrative expenses/(recoveries)	130	140
Royalties paid	67	93
Market development costs	3	4
Depreciation, depletion and amortization	405	385
Impairment of assets	2,134	1
Interest expense	125	90
Accretion expense	21	16
Employment severance costs	12	6
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	301	(25)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
Income/(loss) before income tax provision	(1,888)	1,134
Taxation benefit/(expense)	203	(439)
Equity income/(loss) in associates	(194)	19
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,879)	714
Preferred stock dividends	0	0
Net income/(loss)	(1,879)	714
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Comprehensive income	(2,237)	669
Comprehensive income attributable to noncontrolling interests	6	(11)
Comprehensive income attributable to AngloGold Ashanti	(2,231)	658
ASSETS
Current Assets	2,197		2,790
Cash and cash equivalents	415	987	892	1,112
Restricted cash	34		35
Receivables, inter-group balances and other current assets	1,748		1,863
Property, plant and equipment, net	5,520		7,235
Acquired properties, net	136		748
Goodwill	146		193
Other intangibles, net	120		112
Other long-term inventory	118		180
Materials on the leach pad	486		445
Other long-term assets and deferred taxation assets	1,455		1,399
Total assets	10,178		13,102
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	2,313		1,959
Other non-current liabilities	300		379
Long-term debt	2,233		2,750
Derivatives	0		10
Deferred taxation liabilities	867		1,157
Provision for environmental rehabilitation	720		758
Other accrued liabilities	28		32
Provision for pension and other post-retirement medical benefits	153		209
Commitments and contingencies
Equity	3,564	5,846	5,848	5,522
Stock Issued	13		13
Additional paid in capital	8,824		8,808
Accumulated (deficit)/profit	(4,016)		(2,103)
Accumulated other comprehensive income and reserves	(1,250)		(892)
Total AngloGold Ashanti stockholders' equity	3,571		5,826
Noncontrolling interests	(7)		22
Total liabilities and equity	10,178		13,102
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	940	1,135
Product sales	869	1,063
Interest, dividends and other	71	72
Costs and expenses	775	854
Production costs	494	542
Exploration costs	4	12
Related party transactions	(10)	(9)
General and administrative expenses/(recoveries)	120	112
Royalties paid	8	22
Market development costs	1	2
Depreciation, depletion and amortization	137	157
Impairment of assets	0	0
Interest expense	7	2
Accretion expense	6	6
Employment severance costs	9	4
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(1)	4
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	165	281
Taxation benefit/(expense)	(47)	(84)
Equity income/(loss) in associates	(187)	15
Equity income/(loss) in subsidiaries	(1,790)	518
Income/(loss)	(1,859)	730
Preferred stock dividends	(14)	(29)
Net income/(loss)	(1,873)	701
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,873)	701
Comprehensive income	(2,231)	658
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(2,231)	658
ASSETS
Current Assets	1,461		1,178
Cash and cash equivalents	28	521	98	388
Restricted cash	1		1
Receivables, inter-group balances and other current assets	1,432		1,079
Property, plant and equipment, net	1,820		2,046
Acquired properties, net	117		141
Goodwill	0		0
Other intangibles, net	50		53
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	2,802		4,875
Total assets	6,250		8,293
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,864		1,510
Other non-current liabilities	46		53
Long-term debt	26		31
Derivatives			0
Deferred taxation liabilities	478		520
Provision for environmental rehabilitation	125		157
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	140		196
Commitments and contingencies	0		0
Equity	3,571		5,826
Stock Issued	13		13
Additional paid in capital	8,824		8,808
Accumulated (deficit)/profit	(4,016)		(2,103)
Accumulated other comprehensive income and reserves	(1,250)		(892)
Total AngloGold Ashanti stockholders' equity	3,571		5,826
Noncontrolling interests	0		0
Total liabilities and equity	6,250		8,293
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	0
Product sales	0	0
Interest, dividends and other	0	0
Costs and expenses	83	17
Production costs	0	0
Exploration costs	2	5
Related party transactions	0	0
General and administrative expenses/(recoveries)	5	(2)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	54	34
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	22	(20)
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(83)	(17)
Taxation benefit/(expense)	(3)	(2)
Equity income/(loss) in associates	(7)	4
Equity income/(loss) in subsidiaries	(1,401)	331
Income/(loss)	(1,494)	316
Preferred stock dividends	0	0
Net income/(loss)	(1,494)	316
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(1,494)	316
Comprehensive income	(1,535)	313
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(1,535)	313
ASSETS
Current Assets	3,101		3,128
Cash and cash equivalents	167	106	537	458
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,934		2,591
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	3,216		4,506
Total assets	6,317		7,634
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	1,616		1,614
Other non-current liabilities	0		0
Long-term debt	1,739		1,739
Derivatives			0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	2,962		4,281
Stock Issued	5,091		5,059
Additional paid in capital	606		540
Accumulated (deficit)/profit	(2,735)		(1,318)
Accumulated other comprehensive income and reserves	0		0
Total AngloGold Ashanti stockholders' equity	2,962		4,281
Noncontrolling interests	0		0
Total liabilities and equity	6,317		7,634
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	1,863	2,316
Product sales	1,836	2,262
Interest, dividends and other	27	54
Costs and expenses	3,739	1,354
Production costs	1,131	1,001
Exploration costs	148	146
Related party transactions	0	0
General and administrative expenses/(recoveries)	43	33
Royalties paid	59	71
Market development costs	2	2
Depreciation, depletion and amortization	268	228
Impairment of assets	2,134	1
Interest expense	64	54
Accretion expense	15	10
Employment severance costs	3	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	214	(14)
Non-hedge derivative (gain)/loss and movement on bonds	(342)	(180)
Income/(loss) before income tax provision	(1,876)	962
Taxation benefit/(expense)	253	(353)
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss)	(1,623)	609
Preferred stock dividends	(14)	(29)
Net income/(loss)	(1,637)	580
Less: Net loss/(income) attributable to noncontrolling interests	6	(13)
Net income/(loss) - attributable to AngloGold Ashanti	(1,631)	567
Comprehensive income	(1,679)	561
Comprehensive income attributable to noncontrolling interests	6	(11)
Comprehensive income attributable to AngloGold Ashanti	(1,673)	550
ASSETS
Current Assets	3,655		3,764
Cash and cash equivalents	220	360	257	266
Restricted cash	33		34
Receivables, inter-group balances and other current assets	3,402		3,473
Property, plant and equipment, net	3,700		5,189
Acquired properties, net	19		607
Goodwill	149		209
Other intangibles, net	70		59
Other long-term inventory	118		180
Materials on the leach pad	486		445
Other long-term assets and deferred taxation assets	1,183		1,098
Total assets	9,380		11,551
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	5,145		4,586
Other non-current liabilities	268		342
Long-term debt	468		980
Derivatives			10
Deferred taxation liabilities	388		635
Provision for environmental rehabilitation	595		601
Other accrued liabilities	28		32
Provision for pension and other post-retirement medical benefits	13		13
Commitments and contingencies	0		0
Equity	2,475		4,352
Stock Issued	935		937
Additional paid in capital	221		231
Accumulated (deficit)/profit	(3,178)		(1,164)
Accumulated other comprehensive income and reserves	4,504		4,327
Total AngloGold Ashanti stockholders' equity	2,482		4,331
Noncontrolling interests	(7)		21
Total liabilities and equity	9,380		11,551
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(66)	(90)
Product sales	0	0
Interest, dividends and other	(66)	(90)
Costs and expenses	28	2
Production costs	0	0
Exploration costs	0	0
Related party transactions	0	0
General and administrative expenses/(recoveries)	(38)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	66	5
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(94)	(92)
Taxation benefit/(expense)	0	0
Equity income/(loss) in associates	0	0
Equity income/(loss) in subsidiaries	3,191	(849)
Income/(loss)	3,097	(941)
Preferred stock dividends	28	58
Net income/(loss)	3,125	(883)
Less: Net loss/(income) attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	3,125	(883)
Comprehensive income	3,208	(863)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	3,208	(863)
ASSETS
Current Assets	(6,020)		(5,280)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(6,020)		(5,280)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(3)		(16)
Other intangibles, net	0		0
Other long-term inventory	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(5,746)		(9,080)
Total assets	(11,769)		(14,376)
LIABILITIES AND EQUITY
Current liabilities including inter-group balances	(6,312)		(5,751)
Other non-current liabilities	(14)		(16)
Long-term debt	0		0
Derivatives			0
Deferred taxation liabilities	1		2
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(5,444)		(8,611)
Stock Issued	(6,026)		(5,996)
Additional paid in capital	(827)		(771)
Accumulated (deficit)/profit	5,913		2,482
Accumulated other comprehensive income and reserves	(4,504)		(4,327)
Total AngloGold Ashanti stockholders' equity	(5,444)		(8,612)
Noncontrolling interests	0		1
Total liabilities and equity	$ (11,769)		$ (14,376)